Accounts Receivable, Net	12 Months Ended
Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following items:

	As of September 30,
	2023	2022
Referral fees	$11,112	$2,675
Advisory service fees	341,000	275,000
Management fees	8,305	3,957
Less: allowance for Credit losses	(87,160)	—
Total	$273,257	$281,632